Leases (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
2024	$ 232,036
2025	291,270
2026	186,931
2027	138,284
2028	58,566
Total lease payments	907,087
Less interest	53,876
Present value of lease liabilities	$ 853,211	$ 1,176,013